                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.):    [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JWM Partners, LLC
Address:  1 E Weaver St
          Greenwich, CT  06831

Form 13F File Number: 28-12675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Leahy
Title:    Member of Management Committee, JWMP Management, its managing member
Phone:    203-552-5400

Signature, Place, and Date of Signing:

Richard F. Leahy            Greenwich, CT            November 12, 2008
  [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number   Name

      28-_________________   _______________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: 25880
                                        (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number         Name


      _______     28-_________________         _______________________________

      [Repeat as necessary.]

       FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Science & Engineering COM              029429107      358     6000 SH       SOLE                     6000        0        0
Banco Itau Holding Financeira  COM              059602201      350    20000 SH       SOLE                    20000        0        0
Bed Bath & Beyond Inc          COM              075896100      549    17500 SH       SOLE                    17500        0        0
BorgWarner Inc                 COM              099724106      393    12000 SH       SOLE                    12000        0        0
Bunge Ltd                      COM              G16962105      758    12000 SH       SOLE                    12000        0        0
Canadian National Railway Co   COM              136375102      717    15000 SH       SOLE                    15000        0        0
Carmax Inc                     COM              143130102      700    50000 SH       SOLE                    50000        0        0
Cemex SAB de CV                COM              151290889      602    35000 SH       SOLE                    35000        0        0
Costco Wholesale Corp          COM              22160K105      486     7500 SH       SOLE                     7500        0        0
Coventry Health Care Inc       COM              222862104      488    15000 SH       SOLE                    15000        0        0
Cullen/Frost Bankers Inc       COM              229899109      450     7500 SH       SOLE                     7500        0        0
Devon Energy Corp              COM              25179M103      456     5000 SH       SOLE                     5000        0        0
Dr Pepper Snapple Group Inc    COM              26138E109     6204   234300 SH       SOLE                   234300        0        0
EOG Resources Inc              COM              26875P101      670     7500 SH       SOLE                     7500        0        0
Empresa Brasileira de Aeronaut COM              29081M102      540    20000 SH       SOLE                    20000        0        0
Expeditors International of Wa COM              302130109      522    15000 SH       SOLE                    15000        0        0
Fastenal Co                    COM              311900104      370     7500 SH       SOLE                     7500        0        0
Fuel Tech Inc                  COM              359523107      361    20000 SH       SOLE                    20000        0        0
Hexcel Corp                    COM              428291108      342    25000 SH       SOLE                    25000        0        0
J Crew Group Inc               COM              46612H402      742    26000 SH       SOLE                    26000        0        0
Morningstar Inc                COM              617700109      554    10000 SH       SOLE                    10000        0        0
Nexen Inc                      COM              65334H102      580    25000 SH       SOLE                    25000        0        0
Novo Nordisk A/S               COM              670100205      512    10000 SH       SOLE                    10000        0        0
Nucor Corp                     COM              670346105      790    20000 SH       SOLE                    20000        0        0
Nvidia Corp                    COM              67066G104      589    55000 SH       SOLE                    55000        0        0
Onyx Pharmaceuticals Inc       COM              683399109      434    12000 SH       SOLE                    12000        0        0
PACCAR Inc                     COM              693718108      572    15000 SH       SOLE                    15000        0        0
Progressive Corp/The           COM              743315103      348    20000 SH       SOLE                    20000        0        0
Quality Systems Inc            COM              747582104      422    10000 SH       SOLE                    10000        0        0
Sasol Ltd                      COM              803866300      424    10000 SH       SOLE                    10000        0        0
Taleo Corp                     COM              87424N104      682    34320 SH       SOLE                    34320        0        0
Tekelec                        COM              879101103      699    50000 SH       SOLE                    50000        0        0
Terex Corp                     COM              880779103      610    20000 SH       SOLE                    20000        0        0
Trinity Industries Inc         COM              896522109      385    15000 SH       SOLE                    15000        0        0
Veolia Environnement           COM              92334N103      412    10000 SH       SOLE                    10000        0        0
Walgreen Co                    COM              931422109      464    15000 SH       SOLE                    15000        0        0
Wells Fargo & Co               COM              949746101      375    10000 SH       SOLE                    10000        0        0
Western Union Co/The           COM              959802109      370    15000 SH       SOLE                    15000        0        0
Whole Foods Market Inc         COM              966837106      600    30000 SH       SOLE                    30000        0        0